NONCONTROLLING INTERESTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Summary of changes in noncontrolling interest
The following table summarizes the changes in ownership of OpCo Units in Nerdy LLC, excluding Earnouts, for the three months ended March 31, 2022. OpCo Units of Nerdy LLC were not outstanding during the three months ended March 31, 2021.

	OpCo Units			Ownership Percentage
	Nerdy Inc.	Legacy Nerdy Holders	Total	Nerdy Inc.	Legacy Nerdy Holders	Total
Beginning of period	79,271	70,629	149,900	52.9%	47.1%	100%
Vesting of Equity Awards	764	277	1,041	n/a	n/a	n/a

End of period	80,035	70,906	150,941	53.0%	47.0%	100%

The following table summarizes the changes in ownership of OpCo Units in Nerdy LLC, excluding Earnouts, for the period beginning September 20, 2021, the Closing Date of the Reverse Recapitalization, and ending December 31, 2021 (see Note 1).

	OpCo Units			Ownership Percentage
	Nerdy Inc. (a)	Legacy Nerdy Holders	Total	Nerdy Inc. (a)	Legacy Nerdy Holders	Total
Beginning of period	—	—	—	—%	—%	—%
Issuance of OpCo Units	79,233	70,613	149,846	52.9%	47.1%	100.0%
Vesting of equity awards	38	16	54	—%	—%	—%

End of period	79,271	70,629	149,900	52.9%	47.1%	100.0%

(a)
Includes OpCo Units held by certain Legacy Nerdy Holders, who were issued 11,550 shares of Class A Common Stock of Nerdy Inc., excluding Earnouts, in connection with the Reverse Recapitalization, and therefore, indirectly, owned 11,550 OpCo Units of Nerdy LLC. As of December 31, 2021, these Legacy Nerdy Holders own 11,550 shares, excluding Earnouts, of Class A Common Stock of Nerdy Inc., and therefore, indirectly own 11,550 OpCo Units, or 7.7%, of total OpCo Units of Nerdy LLC, which are held by
Nerdy Inc.